Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Detail) - EBP 007 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	02-0642224
EBP, Plan Number	007
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 11,774,820
EBP, Note Receivable from Participant	437,695	$ 294,752
Mutual Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	2,946,558
Common Collective Trust [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 8,194,554
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity Contrafund Commingled Pool | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Contrafund Commingled Pool [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,881,071
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity Managed Income Portfolio II Class4 | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Managed Income Portfolio II Class4 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,274,597
Investment, Identifier [Axis]: Common/Collective Trusts | Harbor Capital Appreciation Fund CIT 4 | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Harbor Capital Appreciation Fund CIT 4 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,119,024
Investment, Identifier [Axis]: Common/Collective Trusts | MFS Mid Cap Growth CIT Class2W | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Mid Cap Growth CIT Class 2W [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 304,593
Investment, Identifier [Axis]: Common/Collective Trusts | PGIM Global Total Return Bond Fund ClassR | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	PGIM Global Total Return Bond Fund Class R [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 115,302
Investment, Identifier [Axis]: Common/Collective Trusts | Prudential Core Plus Bond Fund Class3 | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Prudential Core Plus Bond Fund Class 3 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 43,178
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2025 Trust II | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2025 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 166,634
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2030 Trust II | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2030 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 420,494
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2035 Trust II | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2035 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 557,118
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2040 Trust II | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2040 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 641,769
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2045 Trust II | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2045 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 305,831
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2050 Trust II | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2050 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 380,614
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2055 Trust II | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2055 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 400,837
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2060 Trust II | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2060 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 115,265
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2065 Trust II | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2065 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 108,991
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement 2070 Trust II | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2070 Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 5,017
Investment, Identifier [Axis]: Common/Collective Trusts | Vanguard Target Retirement Income Trust II | Common/collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement Income Trust II [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 354,219
Investment, Identifier [Axis]: Employer Securities | RPM International Inc. | Company stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	RPM International Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 633,708
Investment, Identifier [Axis]: Mutual Funds | American Funds EuroPacific Growth ClassR6 | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Euro Pacific Growth ClassR6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 44,753
Investment, Identifier [Axis]: Mutual Funds | American Funds Washington Mutual Investors ClassR6 | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Washington Mutual Investors Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 344,326
Investment, Identifier [Axis]: Mutual Funds | Artisan International Value Fund Institutional Class | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Artisan International Value Fund Institutional Class [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 161,377
Investment, Identifier [Axis]: Mutual Funds | Fidelity Government Income Fund | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Government Income Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 62,900
Investment, Identifier [Axis]: Mutual Funds | Fidelity Government Money Market K6 | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Government Money Market K6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 7,403
Investment, Identifier [Axis]: Mutual Funds | Janus Henderson Balanced Fund ClassN | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Janus Henderson Balanced Fund ClassN [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 451,384
Investment, Identifier [Axis]: Mutual Funds | Vanguard Cash Reserves Federal Money Market Fund | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Cash Reserves Federal Money Market Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 173
Investment, Identifier [Axis]: Mutual Funds | Vanguard Institutional Index Plus | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Institutional Index Plus [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 1,197,629
Investment, Identifier [Axis]: Mutual Funds | Vanguard Mid-Cap Index Fund | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Mid Cap Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 462,065
Investment, Identifier [Axis]: Mutual Funds | Vanguard Small-Cap Index Fund | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Small Cap Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 11,892
Investment, Identifier [Axis]: Mutual Funds | Vanguard Total Bond Market Index Fund | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total Bond Market Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 81,240
Investment, Identifier [Axis]: Mutual Funds | Vanguard Total International Stock Institutional Class | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total International Stock Institutional Class [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 121,416
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%